Taxes - Schedule of Deferred Tax Assets and Liabilities (Details) - USD ($)	Jun. 30, 2024	Dec. 31, 2023	Jun. 30, 2023	Dec. 31, 2022	Dec. 31, 2021
Schedule of Deferred Tax Assets and Liabilities [Abstract]
Allowance for doubtful debt	$ 2,169	$ 3,460		$ 4,289
Inventories valuation allowance	9,287	2,709		1,854
Depreciation	(236,039)	(253,062)
Net deferred tax (liabilities) assets	$ (224,583)	$ (246,893)	$ (150,832)	$ 6,143	$ 2,169